OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 2,883
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	1,661
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	807	$ 1,049
BSREP III
Disclosure of contingent liabilities [line items]
Consideration					$ 15,000	$ 1,000
Consideration					$ 15,000	1,000
Brookfield Asset Management | BSREP I
Disclosure of contingent liabilities [line items]
Consideration										$ 4,400
Contributed commitments										1,300
Unfulfilled commitments	160
Consideration										$ 4,400
Brookfield Asset Management | BSREP II
Disclosure of contingent liabilities [line items]
Consideration									$ 9,000
Contributed commitments									2,300
Unfulfilled commitments	825
Consideration									$ 9,000
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration								$ 2,900
Contributed commitments								400
Unfulfilled commitments								175
Consideration								$ 2,900
Brookfield Asset Management | VAMF III
Disclosure of contingent liabilities [line items]
Consideration							$ 1,000
Contributed commitments							300
Unfulfilled commitments	150
Consideration							$ 1,000
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Consideration						15,000
Contributed commitments						1,000
Unfulfilled commitments	$ 520
Consideration						$ 15,000
Brookfield Asset Management | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Consideration			$ 756	€ 619
Contributed commitments			122	100
Unfulfilled commitments			110	91
Consideration			$ 756	€ 619